Goodwill, Net (Details) - Schedule of Goodwill, Net ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Goodwill, Net [Abstract]
Balance beginning			¥ 454
Additions	3,361
Impairment loss			(454)
Balance ending	¥ 3,361	$ 462